Leases - Schedule of Lease Liabilities (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Balance beginning	€ 36,325	€ 56,066
Lease liability additions from lease modification	42,644	41,944
Cancellation of lease	(4,301)
Repayment of Lease liability	(40,488)	(63,996)
Interest expense on lease liabilities	2,442	2,311
Balance ending	€ 36,622	€ 36,325